Revenues	3 Months Ended
Mar. 31, 2022
Revenue Recognition [Abstract]
Revenues

Note 4. Revenues

Disaggregation of Revenues

The following table presents the Company’s revenues disaggregated by geographical region (based on the Company’s customers’ locations) and revenue type for the three months ended March 31, 2022 and 2021:
	Three months ended March 31,
	2022	2021
	(U.S. $ in thousands)
Americas
Systems	$28,982	$21,357
Consumables	31,354	28,211
Service	38,231	32,545
Total Americas	98,567	82,113

EMEA
Systems	15,076	9,698
Consumables	17,825	12,803
Service	7,153	6,417
Total EMEA	40,055	28,918

Asia Pacific
Systems	10,458	8,825
Consumables	9,377	9,430
Service	4,972	4,903
Total Asia Pacific	24,807	23,158

Total Revenues	$163,429	$134,189

The following table presents the Company’s revenues disaggregated based on the timing of revenue recognition (at a specific point in time or over the course of time) for the three months ended March 31, 2022 and 2021:

	Three months ended March 31,
	2022	2021
	(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$113,073	$90,324
Services	12,492	10,601
Total revenues recognized in point in time	125,565	100,925

Revenues recognized over time from:
Services	37,864	33,264
Total revenues recognized over time	37,864	33,264

Total Revenues	$163,429	$134,189

Contract Assets and Contract Liabilities

Contract assets are recorded when the Company’s right to consideration is conditional on constraints other than the passage of time. The Company had no material contract assets as of March 31, 2022 and December 31, 2021.
Contract liabilities include advance payments and billings in excess of revenue recognized, which are primarily related to advanced billings for service type warranty. Contract liabilities are presented under deferred revenue. The Company’s deferred revenue as of March 31, 2022 and December 31, 2021 was as follows:

	March 31,	December 31,
	2022	2021
	U.S. $ in thousands
Deferred revenue*	$74,363	$72,307

*Includes $22.0 million and $21.1 million under long term deferred revenue in the Company's consolidated balance sheets as of March 31, 2022 and December 31, 2021, respectively.

Revenue recognized in 2022 that was included in deferred revenue balance as of December 31, 2021 was $17.6 million for the three months ended March 31, 2022.

Remaining Performance Obligations

Remaining Performance Obligations (“RPO“) represent contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of March 31, 2022, the total RPO amounted to $126 million. The Company expects to recognize $96.3 million of this RPO during the next 12 months, $18.3 million over the subsequent 12 months and the remaining $11.4 million thereafter.

Incremental Costs of Obtaining a Contract

Sales commissions earned mainly by the Company’s sales agents are considered incremental costs of obtaining a contract with a customer, as the Company expects the benefit of those commissions to be longer than one year. The majority of the sales commissions are not subject to capitalization, as the commission expense is recognized as the related revenue is recognized. Sales commissions for initial contracts related to the service type warranty are deferred and then amortized on a straight-line basis over the expected customer relationship period if the Company expects to recover those costs. Amortization expense is included in selling, general and administrative expenses in the consolidated statements of operations. As of March 31, 2022 and December 31, 2021, the deferred commissions amounted to $7.9 million and $7.4 million, respectively.